Note 7 - NIH Grant Funding (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended			138 Months Ended	147 Months Ended	59 Months Ended	71 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013	Aug. 31, 2012 First NIH Grant [Member]	Aug. 31, 2013 First NIH Grant [Member]	Sep. 30, 2013 First NIH Grant [Member]	Dec. 31, 2012 First NIH Grant [Member]	Sep. 30, 2012 Second NIH Grant [Member]	Aug. 31, 2013 Second NIH Grant [Member]	Dec. 31, 2012 Second NIH Grant [Member]	Jul. 31, 2013 Third NIH Grant [Member]	Sep. 30, 2013 Third NIH Grant [Member]
Note 7 - NIH Grant Funding (Details) [Line Items]
Grant Award																	$ 20,400,000	$ 20,400,000				$ 1,900,000		$ 277,000
Unused Grant Funds																			773,000	1,600,000			1,400,000		249,000
Revenue from Grants	$ 1,004,211	$ 459,566	$ 638,000	$ 705,698	$ 854,063	$ 956,844	$ 1,297,006	$ 1,753,033	$ 893,002	$ 2,242,812	$ 2,197,761	$ 2,657,327	$ 4,899,885	$ 5,185,257	$ 22,969,019	$ 25,211,831					$ 1,900,000
Project Period Covered by Grants																	5 years					1 year		2 years